STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Summary of the outstanding restricted stock
A summary of the status of the restricted stock units as of June 30, 2018, and of changes in restricted stock units outstanding during the six months ended June 30, 2018, is as follows:

	Six months ended June 30, 2018
	(Unaudited)
	Restricted Stock Unit	Weighted Average Grant-Date Fair Value Per Share
Outstanding at December 31, 2017	1,061,471	$5.68
Granted	54,874	2.16
Vested and converted	(85,135)	2.15
Forfeited	-	-
Outstanding at June 30, 2018	1,031,210	$5.25

A summary of the status of the restricted stock units as of December 31, 2017 and 2016 and of changes in restricted stock units outstanding during the period presented below:

	Restricted Stock Units	Weighted Average Grant-Date Fair Value Per Share
Balance at December 31, 2015	842,770	$5.60
Granted	5,995	4.21
Vested and converted	(1,000)	3.50
Forfeited	(2,000)	3.50
Balance at December 31, 2016	845,765	5.68
Granted	241,051	3.19
Vested and converted	(21,586)	3.55
Forfeited	(3,759)	3.41
Balance at December 31, 2017	1,061,471	$5.17

Summary of the outstanding stock options
A summary of the Company’s outstanding stock options as of June 30, 2018 (unaudited) and changes during the six months ended are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2017	1,794,453	$7.21	4.20
Granted	436,000	2.80	10.00
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—
Balance at June 30, 2018	2,230,453	6.35	5.05

Options exercisable at end of period	1,794,453	$7.21
Options expected to vest	436,000	$2.80
Weighted average fair value of options granted during the period		$1.19

A summary of the Company’s stock options as of December 31, 2017 and 2016 and changes during the period presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2015	1,811,121	$7.20	6.15
Granted	-	-	-
Exercised	-	-	-
Forfeited	(16,668)	7.20	-
Cancelled	-	-	-
Balance at December 31, 2016	1,794,453	7.21	5.20
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at December 31, 2017	1,794,453	$7.21	4.20
Options exercisable at end of year	1,794,453	$7.21
Options expected to vest	-
Weighted average fair value of options granted during the period		$-

Summary of the outstanding stock warrants
A summary of the Company’s outstanding stock warrants as of June 30, 2018 (unaudited) and changes during the six months ended are presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2017	4,434,267	$4.12	1.29
Granted	—	—	—
Cancelled	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Balance at June 30, 2018	4,434,267	$4.12	1.05

Warrants exercisable at June 30, 2018	4,434,267	$4.12	0.80

Weighted average fair value of warrants granted during the period		$—

A summary of the Company’s outstanding stock warrants as of December 31, 2017 and 2016 and changes during the period presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2015	2,810,579	7.55	1.07
Granted	2,247,019	7.62	2.50
Cancelled	(746,432)	7.20	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at December 31, 2016	4,311,166	$6.16	0.98
Granted	2,156,691	3.40	2.00
Cancelled	(2,033,590)	7.68	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at December 31, 2017	4,434,267	$4.12	1.29
Warrants exercisable at December 31, 2017	4,434,267	$4.12	1.29
Weighted average fair value of warrants granted during the year ended December 31, 2017		$3.40